Stockholders' Equity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Summary of outstanding stock warrants and option
Number of Shares, Outstanding, Beginning Balance	3,983,900	4,970,495	5,532,660
Number of Shares, Granted	160,986	215,000	2,552,041
Number of Shares, Exercised	(20,000)	(679,095)	(323,505)
Number of Shares, Cancelled	(865,800)	(522,500)	(2,790,701)
Number of Shares, Outstanding, Ending Balance	3,259,086	3,983,900	4,970,495
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 4.80	$ 4.80	$ 7.50
Weighted Average Exercise Price, Granted	2.70	5.80	4.30
Weighted Average Exercise Price, Exercised	(2.50)	(3.60)	(4.10)
Weighted Average Exercise Price, Cancelled	(3.80)	(5.50)	(9.30)
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 4.90	$ 4.80	$ 4.80